Offerings	Nov. 14, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.700% Notes due 2026
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99926
Maximum Aggregate Offering Price	$ 499,630,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,493.36
Offering Note
(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.000% Notes due 2029
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	0.99966
Maximum Aggregate Offering Price	$ 749,745,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,785.96
Offering Note
(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.350% Notes due 2034
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99719
Maximum Aggregate Offering Price	$ 997,190,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 152,669.79
Offering Note
(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.750% Notes due 2054
Amount Registered | shares	650,000,000
Proposed Maximum Offering Price per Unit	0.99605
Maximum Aggregate Offering Price	$ 647,432,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 99,121.92
Offering Note
(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.